SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH FEBRUARY 2003

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

02-03    GF     4000     3.7900       4.70	       Weeden & Co.
02-04   " "     2000     3.6440       4.66              " "
02-05   " "     4000     3.7350       4.70		  " "
02-06   " "     3000     3.6800       4.63		  " "
02-07   " "     2500     3.6900       4.55              " "
02-10   " "     3000     3.6200       4.54              " "
02-11   " "     2000     3.6500       4.56              " "
02-12   " "     3000     3.6200       4.53              " "
02-13   " "     3500     3.6000       4.54              " "
02-14   " "     4000     3.5725       4.58              " "
02-18   " "     2000     3.6680       4.59              " "
02-19   " "      500     3.6600       4.54              " "
02-20   " "      700     3.6500       4.57              " "
02-21   " "      500     3.6400       4.55              " "
02-24   " "     1000     3.5700       4.53              " "
02-25   " "      500     3.4900       4.47              " "
02-26   " "      700     3.6100       4.41              " "
02-27   " "      600     3.5200       4.47              " "
02-28   " "     1000     3.6300       4.54              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Corinna Chan - Fund Administrator
Date of Statement          03/04/03